Other Expenses - Schedule of Other Expenses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Expenses [Abstract]
Advertising and promotion expenses	¥ 13,653,838	¥ 49,828,134	¥ 32,412,727
Consulting fees	12,058,142	17,480,308	12,016,260
Entertainment and travelling expenses	14,811,438	15,252,790	9,740,873
Office and commute expenses	10,117,559	10,792,783	7,791,694
Post-loan management expenses	99,368,411	10,481,523
Directors and officers liability insurance	919,443	3,613,489	3,474,151
Communication expenses	2,784,808	2,826,369	2,424,242
Research and development expenses	1,010,223	1,791,754	760,465
Depreciation and amortization	11,540,878	1,753,032	2,244,279
Litigation and attorney fees	18,877,828	1,714,117	7,680,633
Others	2,180,166	5,986,473	7,344,173
Total	¥ 187,322,734	¥ 121,520,772	¥ 85,889,497